Statement of comprehensive income, OCI components presented net of tax (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss)	R$ 972,841	R$ 352,260	R$ (14,079)
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	(697,974)	291,333	(240,057)
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	315,095	(131,100)	102,684
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	(382,879)	160,233	(137,373)
Gains (losses) on hedges of net investments in foreign operations, before tax	(145,241)	16,742	0
Income tax relating to cash flow hedges included in other comprehensive income	53,227	(4,579)	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	(92,014)	12,163	0
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	251,551	(22,604)	(10,671)
Effects of corporate reorganization in non-controlling interest without a change in control	0	0	(604,973)
Other comprehensive income that will be reclassified to profit or loss, net of tax	0	21	0
Other comprehensive income (loss) that may be reclassified subsequently to the income statement	(223,342)	149,813	(753,017)
Total comprehensive income for the year	749,499	502,073	(767,096)
Comprehensive income, attributable to owners of parent	683,790	452,156	(764,107)
Comprehensive income, attributable to non-controlling interests	R$ 65,709	R$ 49,917	R$ (2,989)